Loss Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share
Note 12 - Loss Per Share
Basic earnings per share of Class A and Class C common stock is computed by dividing net income attributable to ZoomInfo Technologies, Inc. by the weighted-average number of shares of Class A and Class C common stock outstanding during the period. Diluted earnings per share of Class A and Class C common stock is computed by dividing net income attributable to ZoomInfo Technologies, Inc., adjusted for the assumed exchange of all potentially dilutive instruments for Class A common stock, by the weighted-average number of shares of Class A and Class C common stock outstanding, adjusted to give effect to potentially dilutive elements.
Prior to the IPO, the ZoomInfo OpCo membership structure included Series A Preferred Units, Preferred units, Common units, and Profits Interests in the form of Class P Units. The Company analyzed the calculation of earnings per unit for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these unaudited consolidated financial statements. Therefore, earnings per share information has not been presented for the three and six months ended June 30, 2019.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A and Class C common stock for the three and six months ended June 30,
2020. The basic and diluted earnings per share period for the three and six months ended June 30, 2020, represents only the period from June 4, 2020 to June 30, 2020, which represents the period wherein we had outstanding Class A and Class C common stock.

	Three Months Ended June 30, 2020	Six Months Ended June 30, 2020
	(Unaudited)
Numerator:
Net income (loss)	$(56.2)	$(62.1)
Less: Net income (loss) attributable to ZoomInfo OpCo before Reorganization Transactions	0.8	(5.1)
Less: Net income (loss) attributable to noncontrolling interests	(36.6)	(36.6)
Less: Excess of consideration paid over carrying amount to holders of Series A Preferred Units attributable to common shares	11.0	11.0
Net income (loss) attributable to ZoomInfo Technologies Inc.	$(31.4)	$(31.4)

The following table sets forth the computation of basic and diluted net income per share of Class A and Class C common stock (in millions, except share amounts, and per share amounts, unaudited):

	Three Months Ended June 30, 2020		Six Months Ended June 30, 2020
	Class A	Class C	Class A	Class C
	(Unaudited)
Basic net income (loss) per share attributable to common stockholders
Numerator:
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.	$(10.9)	$(20.5)	$(10.9)	$(20.5)
Denominator:
Weighted average number of shares of Class A and Class C common stock outstanding	52.0	98.1	52.0	98.1
Basic net income (loss) per share attributable to common stockholders	$(0.21)	$(0.21)	$(0.21)	$(0.21)

Diluted net income (loss) per share attributable to common stockholders
Numerator:
Undistributed earnings for basic computation	$(10.9)	$(20.5)	$(10.9)	$(20.5)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments	(18.1)	(34.2)	(18.1)	(34.2)
Reallocation of earnings as a result of conversion of potentially dilutive instruments	(33.3)	33.3	(33.3)	33.3
Reallocation of undistributed earnings as a result of conversion of Class C to Class A shares	(21.4)		(21.4)
Allocation of undistributed earnings	$(83.7)	$(21.4)	$(83.7)	$(21.4)

	Three Months Ended June 30, 2020		Six Months Ended June 30, 2020
	Class A	Class C	Class A	Class C
	(Unaudited)
Denominator:
Number of shares used in basic computation	51,994,291	98,106,387	51,994,291	98,106,387
Add: weighted-average effect of dilutive securities:
OpCo Units exchangeable for Class A common stock	219,637,430		219,637,430
HSKB I Class 1 Units exchangeable for Class A common stock	13,169,366		13,169,366
Conversion of Class C to Class A common shares outstanding	98,106,387		98,106,387
Weighted average shares of Class A and Class C common stock outstanding used to calculate diluted net income (loss) per share	382,907,474	98,106,387	382,907,474	98,106,387
Diluted net income (loss) per share attributable to common stockholders	$(0.22)	$(0.22)	$(0.22)	$(0.22)

Shares of the Company’s Class B common stock do not participate in the earnings or losses of ZoomInfo Technologies, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.
The following weighted-average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded from diluted net loss per share in the periods presented due to their anti-dilutive effect:

Six Months Ended June 30, 2020
HSKB II Phantom Units	1,824,814
HSKB II Class 1 Units	375,201
Class P Units	12,548,938
LTIP Units	26,595
HoldCo Units	1,250,509
Class A Common Stock Options	287,299
Restricted Stock Units	291,042
Total anti-dilutive securities	16,604,398